Accrued Expenses and Other Liabilities - Schedule of Accrued Expenses and Other Liabilities (Detail) In Thousands, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY
Payables and Accruals [Abstract]
Accrued expenses	$ 2,254	13,986	14,424
Salaries and welfare payable	835	5,178	43,687
Business and other taxes payable	1,068	6,627	12,617
Unrecognized tax positions (note 25)	5,901	36,616	49,355
Other accruals	5,500	34,123	25,611
Financial derivatives	5,425	33,663
Notes payable			795
Total	$ 20,983	130,193	146,489